Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [Line Items]
Notional	€ 4,043	€ 4,820
Fair value	71	28
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	3	5
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	97	177
Fair value	1	2
A [member]
Disclosure of internal credit grades [Line Items]
Notional	1,021	964
Fair value	16	9
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	2,746	3,446
Fair value	52	18
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	119	144
Fair value	1	(1)
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	€ 57	€ 86